Subsidiary Guarantor Information for Koppers Inc. Senior Notes (Schedule Of Subsidiary Guarantor Information For Senior Notes Condensed Consolidating Statement Of Income) (Details) (USD $)
In Millions, unless otherwise specified
	3 Months Ended									12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Subsidiary Guarantor Information for Senior Notes Condensed Consolidating Statement of Income
Net sales	$ 380.9	$ 385.2	$ 401.0	$ 393.6	$ 341.5	$ 307.8	$ 336.3	$ 327.1	$ 274.3	$ 1,538.9	$ 1,245.5	$ 1,124.4
Cost of sales including depreciation and amortization	0				0					0	0	0
Selling, general and administrative	18.0				17.7					75.2	63.3	58.1
Operating profit	29.2	(19.2)	40.3	37.1	21.3	15.9	33.5	32.8	16.8	79.0	99.0	94.9
Other income (expense)	0.7				0					0.7	1.9	(0.7)
Interest expense (income)	6.9				6.9					27.2	27.1	36.3
Income taxes	7.2				5.2					14.9	29.1	13.8
Income from continuing operations	15.8	(14.0)	22.7	19.9	9.2	5.2	15.8	16.3	7.4	37.6	44.7	21.7
Discontinued operations	0				0					0	0	0
Noncontrolling interests	0.3				0.1					0.7	0.4	2.6
Net income attributable to Koppers	15.6	(14.2)	22.4	19.8	8.9	5.1	15.6	16.1	7.3	36.9	44.1	18.8
Comprehensive income attributable to Koppers	22.3				16.6					18.9	54.6	43.5
Parent [Member]
Schedule of Subsidiary Guarantor Information for Senior Notes Condensed Consolidating Statement of Income
Net sales	0				0					0	0	0
Cost of sales including depreciation and amortization	0				0					0	0	0
Selling, general and administrative	0				0					0	0	0
Operating profit	0				0					0	0	0
Other income (expense)	0				0					0	0	0
Interest expense (income)	0				0					0	0	0
Income taxes	0				0					0	0	0
Income from continuing operations	0				0					0	0	0
Discontinued operations	0				0					0	0	0
Noncontrolling interests	0				0					0	0	0
Net income attributable to Koppers	0				0					0	0	0
Koppers Inc. [Member]
Schedule of Subsidiary Guarantor Information for Senior Notes Condensed Consolidating Statement of Income
Net sales	0				0					0	0	0
Cost of sales including depreciation and amortization	0				0					0	0	0
Selling, general and administrative	0				0					0	0	0
Operating profit	0				0					0	0	0
Other income (expense)	0				0					0	0	0
Interest expense (income)	0				0					0	0	0
Income taxes	0				0					0	0	0
Income from continuing operations	0				0					0	0	0
Discontinued operations	0				0					0	0	0
Noncontrolling interests	0				0					0	0	0
Net income attributable to Koppers	0				0					0	0	0
Domestic Guarantor Subsidiaries [Member]
Schedule of Subsidiary Guarantor Information for Senior Notes Condensed Consolidating Statement of Income
Net sales	0				0					0	0	0
Cost of sales including depreciation and amortization	0				0					0	0	0
Selling, general and administrative	0				0					0	0	0
Operating profit	0				0					0	0	0
Other income (expense)	0				0					0	0	0
Interest expense (income)	0				0					0	0	0
Income taxes	0				0					0	0	0
Income from continuing operations	0				0					0	0	0
Discontinued operations	0				0					0	0	0
Noncontrolling interests	0				0					0	0	0
Net income attributable to Koppers	0				0					0	0	0
Non-Guarantor Subsidiaries [Member]
Schedule of Subsidiary Guarantor Information for Senior Notes Condensed Consolidating Statement of Income
Net sales	0				0					0	0	0
Cost of sales including depreciation and amortization	0				0					0	0	0
Selling, general and administrative	0				0					0	0	0
Operating profit	0				0					0	0	0
Other income (expense)	0				0					0	0	0
Interest expense (income)	0				0					0	0	0
Income taxes	0				0					0	0	0
Income from continuing operations	0				0					0	0	0
Discontinued operations	0				0					0	0	0
Noncontrolling interests	0				0					0	0	0
Net income attributable to Koppers	0				0					0	0	0
Consolidating Adjustments [Member]
Schedule of Subsidiary Guarantor Information for Senior Notes Condensed Consolidating Statement of Income
Net sales	0				0					0	0	0
Cost of sales including depreciation and amortization	0				0					0	0	0
Selling, general and administrative	0				0					0	0	0
Operating profit	0				0					0	0	0
Other income (expense)	0				0					0	0	0
Interest expense (income)	0				0					0	0	0
Income taxes	0				0					0	0	0
Income from continuing operations	0				0					0	0	0
Discontinued operations	0				0					0	0	0
Noncontrolling interests	0				0					0	0	0
Net income attributable to Koppers	0				0					0	0	0
Koppers Inc. Senior Notes [Member]
Schedule of Subsidiary Guarantor Information for Senior Notes Condensed Consolidating Statement of Income
Net sales	380.9				341.5					1,538.9	1,245.5	1,124.4
Cost of sales including depreciation and amortization	333.7				302.5					1,384.7	1,083.2	971.4
Selling, general and administrative	18.0				17.7					75.2	63.3	58.1
Operating profit	29.2				21.3					79.0	99.0	94.9
Other income (expense)	0.7				0					0.7	1.9	(0.7)
Interest expense (income)	6.9				6.9					27.2	27.1	58.7
Income taxes	7.2				5.2					14.9	29.1	13.8
Income from continuing operations	15.8				9.2					37.6	44.7	21.7
Discontinued operations	0.1				(0.2)					0	(0.2)	(0.3)
Noncontrolling interests	0.3				0.1					0.7	0.4	2.6
Net income attributable to Koppers	15.6				8.9					36.9	44.1	18.8
Comprehensive income attributable to Koppers	22.3				16.6
Koppers Inc. Senior Notes [Member] | Parent [Member]
Schedule of Subsidiary Guarantor Information for Senior Notes Condensed Consolidating Statement of Income
Net sales	0				0					0	0	0
Cost of sales including depreciation and amortization	0				0					(7.8)	0	0
Selling, general and administrative	0.4				0.3					1.2	1.6	1.8
Operating profit	(0.4)				(0.3)					6.6	(1.6)	(1.8)
Other income (expense)	15.9				9.0					29.9	45.0	40.2
Interest expense (income)	0.1				(0.1)					0	(0.2)	31.1
Income taxes	(0.2)				(0.1)					(0.4)	(0.5)	(11.5)
Income from continuing operations	15.6				8.9					36.9	44.1	18.8
Discontinued operations	0				0					0	0	0
Noncontrolling interests	0				0					0	0	0
Net income attributable to Koppers	15.6				8.9					36.9	44.1	18.8
Comprehensive income attributable to Koppers	22.3				16.6
Koppers Inc. Senior Notes [Member] | Koppers Inc. [Member]
Schedule of Subsidiary Guarantor Information for Senior Notes Condensed Consolidating Statement of Income
Net sales	211.8				189.2					854.1	721.2	709.1
Cost of sales including depreciation and amortization	189.4				175.9					762.9	657.7	640.9
Selling, general and administrative	10.5				9.6					41.6	32.2	28.8
Operating profit	11.9				3.7					49.6	31.3	39.4
Other income (expense)	0				0					0.3	0.2	0.5
Interest expense (income)	6.8				6.9					27.5	27.9	28.5
Income taxes	5.1				2.2					7.7	1.5	2.0
Income from continuing operations	0				(5.4)					14.7	2.1	9.4
Discontinued operations	(0.1)				0.1					0	0	(0.3)
Noncontrolling interests	0				0					0	0	0
Net income attributable to Koppers	(0.1)				(5.3)					14.7	2.1	9.1
Comprehensive income attributable to Koppers	1.1				(4.4)
Koppers Inc. Senior Notes [Member] | Domestic Guarantor Subsidiaries [Member]
Schedule of Subsidiary Guarantor Information for Senior Notes Condensed Consolidating Statement of Income
Net sales	22.4				18.9					72.6	45.8	33.0
Cost of sales including depreciation and amortization	16.3				13.5					41.6	19.1	(3.7)
Selling, general and administrative	0.4				0.5					1.8	3.3	3.0
Operating profit	5.7				4.9					29.2	23.4	33.7
Other income (expense)	0.3				0					0	(0.4)	(0.3)
Interest expense (income)	0				0					(0.1)	0	0
Income taxes	0.1				0					0.8	12.2	11.0
Income from continuing operations	5.9				4.9					28.5	10.8	22.4
Discontinued operations	0				0					0	(0.2)	0
Noncontrolling interests	0				0					0	0	0
Net income attributable to Koppers	5.9				4.9					28.5	10.6	22.4
Comprehensive income attributable to Koppers	7.7				5.8
Koppers Inc. Senior Notes [Member] | Non-Guarantor Subsidiaries [Member]
Schedule of Subsidiary Guarantor Information for Senior Notes Condensed Consolidating Statement of Income
Net sales	163.2				145.1					657.9	517.3	422.3
Cost of sales including depreciation and amortization	143.0				123.3					612.3	432.0	350.4
Selling, general and administrative	6.7				7.3					30.6	26.2	24.5
Operating profit	13.5				14.5					15.0	59.1	47.4
Other income (expense)	0.4				0					0.4	2.1	(0.9)
Interest expense (income)	1.5				1.4					5.4	4.4	4.1
Income taxes	2.2				3.1					6.8	15.9	12.3
Income from continuing operations	10.2				10.0					3.2	40.9	30.1
Discontinued operations	0.2				(0.3)					0	0	0
Noncontrolling interests	0.3				0.1					0.7	0.4	2.6
Net income attributable to Koppers	10.1				9.6					2.5	40.5	27.5
Comprehensive income attributable to Koppers	13.8				15.5
Koppers Inc. Senior Notes [Member] | Consolidating Adjustments [Member]
Schedule of Subsidiary Guarantor Information for Senior Notes Condensed Consolidating Statement of Income
Net sales	(16.5)				(11.7)					(45.7)	(38.8)	(40.0)
Cost of sales including depreciation and amortization	(15.0)				(10.2)					(24.3)	(25.6)	(16.2)
Selling, general and administrative	0				0					0	0	0
Operating profit	(1.5)				(1.5)					(21.4)	(13.2)	(23.8)
Other income (expense)	(15.9)				(9.0)					(29.9)	(45.0)	(40.2)
Interest expense (income)	(1.5)				(1.3)					(5.6)	(5.0)	(5.0)
Income taxes	0				0					0	0	0
Income from continuing operations	(15.9)				(9.2)					(45.7)	(53.2)	59.0
Discontinued operations	0				0					0	0	0
Noncontrolling interests	0				0					0	0	0
Net income attributable to Koppers	(15.9)				(9.2)					(45.7)	(53.2)	(59.0)
Comprehensive income attributable to Koppers	$ (22.6)				$ (16.9)